TRADE ACCOUNTS RECEIVABLE - Noncurrent trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current trade accounts receivable
Resale of good to other entities	R$ 160,979	R$ 122,651
Impact of the present-value adjustment on resale of good to other entities	16,672	16,011
Soluciona TI
Non-current trade accounts receivable
Noncurrent receivable form related parties	171,839	106,206
Impact of the present-value adjustment on resale of good to legal entities	41,455	33,614
OI group
Non-current trade accounts receivable
Accounts receivable from negotiations on the bankruptcy	93,434	45,031
Present-value adjustment on accounts receivable arising from negotiations on the bankruptcy	R$ 25,931	R$ 15,535